                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and General Counsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Blue Chip Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISER
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Money Market Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Select Growth Series

Deutsche Asset Management Inc.
280 Park Avenue, New York, NY 10017
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Equity 500 Index Fund
  Deutsche VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Government Securities Portfolio

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Core Equity Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio

Templeton Asset Management Ltd.
2 Exchange Square, Hong Kong
  FT VIP Templeton Developing Markets Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

DIRECTEDADVISORYSOLUTIONS (AFLIAC)


Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund           4/29/85   1/12/01    1.00%  3.92%    3.98%     2.24%    0.86%  3.79%    3.85%     2.09%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund        12/29/99   1/12/01  -26.64%    N/A  -19.82%   -24.92%  -26.79%    N/A  -20.07%   -25.09%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth Portfolio       9/15/94   1/12/01  -28.74% -5.56%    6.87%   -28.15%  -28.88% -5.68%    6.79%   -28.33%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth
  Series                         5/3/99   1/12/01  -33.05%    N/A  -14.90%   -29.25%  -33.20%    N/A  -15.07%   -29.43%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund                    8/22/97   1/12/01  -22.11% -5.87%   -6.72%   -23.33%  -22.26% -6.00%   -6.88%   -23.50%
Deutsche VIT Equity 500 Index
  Fund                          10/1/97   1/12/01  -22.83% -1.47%   -1.08%   -18.18%  -22.97% -1.59%   -1.22%   -18.34%
Deutsche VIT Small Cap Index
  Fund                          8/22/97   1/12/01  -21.10% -2.38%   -1.35%   -10.87%  -21.24% -2.51%   -1.51%   -11.02%

Fidelity Variable Insurance Products Fund VIP II and VIP III (Service Class 2)
Fidelity VIP II Contrafund
  Portfolio                      1/3/95   1/12/01  -10.19%  2.77%   11.26%    -9.39%  -10.34%  2.66%   11.19%    -9.55%
Fidelity VIP III Growth &
  Income Portfolio             12/31/96   1/12/01  -17.39% -0.16%    4.01%   -13.26%  -17.53% -0.28%    3.91%   -13.41%
Fidelity VIP III Mid Cap
  Portfolio                    12/28/98   1/12/01  -10.61%    N/A   14.65%    -3.29%  -10.75%    N/A   14.54%    -3.43%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares
  Securities Fund               11/8/96   1/12/01  -12.39%  3.30%    5.91%    -4.54%  -12.53%  3.17%    5.78%    -4.68%
FT VIP Templeton Developing
  Markets Securities Fund        3/4/96   1/12/01   -0.80% -6.08%  -10.16%    -7.55%   -0.94% -6.25%  -10.38%    -7.71%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Core Equity Fund    8/10/94   1/12/01  -19.64% -0.21%    8.51%   -14.76%  -19.78% -0.33%    8.43%   -14.91%
INVESCO VIF Dynamics Fund       8/25/97   1/12/01  -32.35% -4.06%   -3.23%   -31.71%  -32.49% -4.17%   -3.38%   -31.89%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the DirectedAdvisorySolutions sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

DIRECTEDADVISORYSOLUTIONS (AFLIAC) CONTINUED


Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth
  Portfolio                     9/13/93   1/12/01  -28.59% -3.00%   6.28%    -36.08%  -28.74% -3.10%   6.19%    -36.28%
Janus Aspen Capital
  Appreciation Portfolio         5/1/97   1/12/01  -16.48%  6.18%   9.87%    -19.78%  -16.62%  6.09%   9.79%    -19.95%
Janus Aspen International
  Growth Portfolio               5/2/94   1/12/01  -26.24% -0.90%   7.32%    -25.71%  -26.39% -1.01%   7.24%    -25.88%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97   1/12/01  -19.78%  0.24%   1.24%    -16.02%  -19.93%  0.13%   1.10%    -16.18%

Scudder Variable Series II
Scudder Government Securities
  Portfolio                      9/3/87   1/12/01    7.35%  6.09%   6.00%      6.90%    7.20%  5.96%   5.89%      6.76%



*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the DirectedAdvisorySolutions sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Separate Account VA-K (File No. 811-6293), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 26, 2003. Accession number
0000950109-03-000837.